SCHEDULE OF WARRANTY LIABILITIES (Details) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Guarantees and Product Warranties [Abstract]
Balance at beginning of the year/period	$ 17	$ 22	$ 22
Additional accrual			29
Utilized			(29)
Balance at end of the year/period	$ 17	$ 22	$ 22